Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents For the purposes of the statement of cash flows, cash includes cash on hand and in banks and cash equivalents, including short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of six months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period consist of the following:

	2022	2021
Cash and bank balances	Ps. 5,828	Ps. 5,336
Cash equivalents (see Note 3.5)	34,449	41,912
Total	Ps. 40,277	Ps. 47,248